Disposal of Subsidiaries (Details) $ in Millions					1 Months Ended			10 Months Ended	12 Months Ended
	Mar. 31, 2023 USD ($)	Jun. 16, 2021	Aug. 03, 2020 USD ($)	Aug. 03, 2020 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Apr. 30, 2022 USD ($)	Jun. 16, 2021 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 HKD ($)	Mar. 24, 2022
Disposal of Subsidiaries (Details) [Line Items]
Cash consideration										$ 27,106,447
Net loss									$ (6,699,611)		$ (12,620,130)	$ 3,649,333
Net negative assets														$ 2.0
Percentage of consolidated net assets												0.20%
Cash consideration									30,000,000
Gain on disposal of a subsidiary					$ 402,044				402,044
Gain from disposal of discontinued operation	$ 771,237								520,000
Allowance of credit loss									10,300,000
Carrying amount of receivable									19,700,000
Wuhan BaiJiaYun [Member]
Disposal of Subsidiaries (Details) [Line Items]
Tansferred equity interest					100.00%	100.00%
Cash consideration					$ 248,000	¥ 1,800,000
BaiJiaYun [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Discontinued Operations [Member]
Disposal of Subsidiaries (Details) [Line Items]
Tansferred equity interest		100.00%
Forecast [Member]
Disposal of Subsidiaries (Details) [Line Items]
Estimated receivable													$ 30,000,000
Chengdu BaiJiaYun [Member]
Disposal of Subsidiaries (Details) [Line Items]
Net negative assets												$ 113,117
Chengdu BaiJiaYun [Member]
Disposal of Subsidiaries (Details) [Line Items]
Percentage of equity interest agreed to transfer															17.62%
Cash consideration							$ 830,324
Chengdu BaiJiaYun [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Discontinued Operations [Member]
Disposal of Subsidiaries (Details) [Line Items]
Percentage of equity interest agreed to transfer			100.00%	100.00%
Chengdu BaiJiaYun [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Discontinued Operations [Member]
Disposal of Subsidiaries (Details) [Line Items]
Cash consideration			$ 148,442	¥ 983,000
Net loss								$ 261,559
Consolidated net income												6.40%
Additional paid-in capital									$ 113,117